Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	refiling for exhibits
Entity Registrant Name	GROM SOCIAL ENTERPRISES, INC.
Entity Central Index Key	0001662574
Entity Tax Identification Number	46-5542401
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2060 NW Boca Raton Blvd.
Entity Address, Address Line Two	Suite #6
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	287-5776
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false